SmartETFs Sustainable Energy II ETF

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 96.1%	Value
	Electrification: 29.8%
1,674	Aptiv PLC*	$187,806
2,700	Gentherm Inc.*	163,134
6,840	Infineon Technologies AG	279,509
6,804	Johnson Matthey PLC	166,477
378	LG Chem Ltd.	205,973
3,078	ON Semiconductor Corporation*	253,381
378	Samsung SDI Co., Ltd.	212,627
4,104	Sensata Technologies Holding*	205,282
		1,674,189
	Energy Efficiency: 14.5%
2,988	Ameresco Inc.*	147,069
900	Hubbell Inc.	218,979
19,224	Nibe Industrier AB - B Shares	218,187
1,260	Trane Technologies PLC	231,815
		816,050

	Renewable Energy Generation: 17.0%
104,994	China Longyuan Power Group Corp Ltd.	119,976
228,000	China Suntien Green Energy Corp Ltd.	99,624
22,031	Iberdrola SA	274,407
2,934	Nextera Energy Inc.	226,153
2,052	Ormat Technologies Inc.	173,948
3,942	Sunnova Energy International Inc.*	61,574
		955,682

	Renewable Equipment Manufacturing: 34.8%
5,454	Canadian Solar Inc.*	217,124
1,278	Eaton Corp. PLC	218,973
702	Enphase Energy Inc.*	147,617
1,296	First Solar Inc.*	281,880
2,808	Itron Inc.*	155,704
2,070	Legrand SA	188,752
1,368	Schneider Electric SE	227,999
432	Solaredge Technologies Inc.*	131,306
2,466	TPI Composites Inc.*	32,181
6,984	Vestas Wind Systems A/S	202,326
126,000	Xinyi Solar Holdings Ltd.	151,041
		1,954,903

	Total Common Stocks (Cost $5,446,068)	5,400,824

	Total Investments (Cost $5,446,068) - 96.1%	5,400,824
	Other Assets in Excess of Liabilities - 3.9%	219,650
	Total Net Assets - 100.0%	$5,620,474

*	Non-income producing security.

PLC - Public Limited Company